Income tax and deferred tax (Tables)	12 Months Ended
Dec. 31, 2021
Income tax and deferred tax [abstract]
Disclosure of income tax [text block]

	As of December 31,
in 000€	2021	2020*	2019
Current income tax	(1,252)	4	(2,926)
Deferred income taxes *	661	1,024	331
Total income taxes for the period	(591)	1,028	(2,595)

*	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.

Disclosure of deferred taxes [text block]

	Asset/(liability)			Income/(expense)
in 000€	2021	2020*	2019	2021	2020*	2019
Tax losses, notional interest deduction and other tax credits	2,162	1,823	—	—	—	—
Amortization development assets and other intangible assets	136	75	38	—	—	—
Depreciation property, plant & equipment	55	125	70	—	—	—
Leases	35	—	—	—	—	—
Other items	274	77	84	—	—	—
Total deferred tax assets	2,662	2,100	192	26	9	(124)
Property, plant & equipment	(850)	(209)	(403)	—	—	—
Intangible assets	(5,757)	(6,414)	(4,937)	—	—	—
Investment grants	(199)	(227)	(301)	—	—	—
Inventory valuation	—	(31)	(89)	—	—	—
Other items	—	—	(17)	—	—	—
Total deferred tax liabilities	(6,806)	(6,881)	(5,747)	(687)	(1,033)	455
Netting	2,435	1,899	—	—	—	—
Total deferred tax assets, net	227	201	192	—	—	—
Total deferred tax liabilities , net	(4,371)	(4,982)	(5,747)	—	—	—
Total deferred tax income (expense)	—	—	—	(661)	(1,024)	331

Disclosure of relationship between tax expense and accounting profit [text block]

	For the year ended December 31
in 000€	2021	2020*	2019
Profit (loss) before taxes	13,736	(8,221)	4,239
Income tax at statutory rate of 25% (2019: 29.58%)	(3,432)	2,045	(1,254)
Effect of different local tax rate	12	529	63
Tax adjustments to the previous period	88	(231)	(367)
Non-deductible expenses	(354)	(584)	(554)
Research and development tax credits	398	375	179
Patent income deduction / innovation income deduction	2,847	—	—
Non recognition of deferred tax asset	(407)	(723)	(1,579)
Recognition of deferred tax assets on previous year’s tax losses	—	—	119
Non-taxable income	350	503	925
Use of previous year’s tax losses and tax credits for which no deferred tax assets was recognized	163	135	—
Taxes on other basis	(71)	(993)	—
Other	(185)	(28)	(127)
Income tax benefit (expense) as reported in the consolidated income statement	(591)	1,028	(2,595)